Long-term debt and other financing arrangements (Details 2) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Maturities of long-term debt
Total debt	$ 26,373,516	$ 26,723,396	$ 20,041,644
Long-term debt except convertible note
Maturities of long-term debt
2014		1,128,674
2015		696,406
2016		722,928
2017		750,565
2018		714,939
Thereafter		1,828,788
Total debt		5,842,300
Convertible notes three
Maturities of long-term debt
Total debt		$ 20,881,096